Investments in Affiliates and Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Dec. 31, 2012 Employees	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010
Investments In And Advances To Affiliates [Line Items]
Investments in affiliates			$ 77,000,000	$ 74,000,000
Payments received through transactions, net			15,000,000	14,000,000	7,000,000
Receivable from affiliates			6,000,000	12,000,000
Selling, general and administrative expenses					12,000,000
Initial public offering amount			200,000,000
Term of agreement			8 years
Settlement amount	102,000,000	102,000,000
Interest rate of short-term loan			2.99%	3.01%
Outstanding loan			0			5,000,000
Number of employees enrolled in health benefit plans			7,300
Health Plan Fees			2.50
Minimum
Investments In And Advances To Affiliates [Line Items]
Equity method investments, percentage			20.00%
Interest rate of short-term loan			3.47%
Maximum
Investments In And Advances To Affiliates [Line Items]
Equity method investments, percentage			50.00%
Interest rate of short-term loan			7.70%
Scarborough
Investments In And Advances To Affiliates [Line Items]
Equity method investments, percentage			51.00%
Investments in affiliates, carrying value			$ 53,000,000